GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets, Net	Goodwill and intangible assets, net, are as follows:

	December 31,
	2020	2019

	(In thousands)
Goodwill	$1,270,532	$1,239,839
Intangible assets with indefinite lives	226,605	221,199
Intangible assets with definite lives, net	4,295	7,125
Total goodwill and intangible assets, net	$1,501,432	$1,468,163

Schedule of Goodwill by Reporting Unit	The following table presents the balance of goodwill, including the changes in the carrying value of goodwill, for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019

	(In thousands)
Balance at January 1	$1,239,839	$1,245,012
Additions	—	3,553
Foreign Exchange Translation	30,948	(8,726)
Other	(255)	—
Balance at December 31	$1,270,532	$1,239,839

Schedule of Intangible Assets with Definite Lives	At December 31, 2020 and 2019, intangible assets with definite lives are as follows:

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)

	(In thousands)
Patent and technology	$11,044	$(6,943)	$4,101	9.3
Trade names	5,114	(5,114)	—	—
Other	3,688	(3,494)	194	3.0
Total	$19,846	$(15,551)	$4,295	9.0

	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)

	(In thousands)
Patent and technology	$10,797	$(5,876)	$4,921	8.9
Trade names	6,297	(4,986)	1,311	3.0
Other	3,775	(2,882)	893	4.0
Total	$20,869	$(13,744)	$7,125	7.2

Schedule of Expected Amortization of Intangible Assets	At December 31, 2020, amortization of intangible assets with definite lives is estimated to be as follows:

(In thousands)
2021	$813
2022	706
2023	596
2024	450
2025 and thereafter	1,730
Total	$4,295